Interbank Deposits and Securities Purchased Under Agreements to Resell - Summary of Interbank Deposits and Securities Purchased Under Agreements to Resell (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of interbank deposits and securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	R$ 55,104	R$ 49,238	R$ 64,219
Interbank deposits	3,295	15,327	R$ 13,358
Interbank deposits and securities purchased under agreements to resell [Member]
Disclosure of interbank deposits and securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	280,132	244,699
Collateral held	63,485	59,403
Collateral repledge	170,510	147,749
Assets received as collateral with right to sell or repledge	28,369	55,004
Assets received as collateral without right to sell or repledge	142,141	92,745
Collateral sold	46,137	37,547
Interbank deposits	26,414	29,048
Total	306,546	273,747
Current [Member] | Interbank deposits and securities purchased under agreements to resell [Member]
Disclosure of interbank deposits and securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	280,029	244,503
Collateral held	63,392	59,207
Collateral repledge	170,500	147,749
Assets received as collateral with right to sell or repledge	28,369	55,004
Assets received as collateral without right to sell or repledge	142,131	92,745
Collateral sold	46,137	37,547
Interbank deposits	25,726	28,034
Total	305,755	272,537
Non-current [Member] | Interbank deposits and securities purchased under agreements to resell [Member]
Disclosure of interbank deposits and securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	103	196
Collateral held	93	196
Collateral repledge	10
Assets received as collateral with right to sell or repledge	0
Assets received as collateral without right to sell or repledge	10
Collateral sold	0
Interbank deposits	688	1,014
Total	R$ 791	R$ 1,210